Goodwill And Intangible Assets (Schedule Of Intangible Assets By Major Class) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,460	$ 1,460
Accumulated Amortization	312	232
Net Carrying Amount	1,148	1,228
Patent [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	728	728
Accumulated Amortization	207	164
Net Carrying Amount	521	564
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	78	78
Accumulated Amortization	22	18
Net Carrying Amount	56	60
Trade Name [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	184	184
Accumulated Amortization	23	14
Net Carrying Amount	161	170
Customer List [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	470	470
Accumulated Amortization	60	36
Net Carrying Amount	$ 410	$ 434